Equity Capital Structure and Equity Incentive Plan (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended	12 Months Ended
	Nov. 19, 2018	Mar. 30, 2018	Feb. 02, 2018	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock, shares authorized				450,000,000	450,000,000
Preferred stock, shares authorized				50,000,000	50,000,000
Common stock, par value				$ 0.001	$ 0.001
Preferred stock, par value				$ 0.001	$ 0.001
Common stock, shares outstanding				21,491,475	21,370,280	21,060,190	20,877,893
Preferred stock, shares outstanding
Common stock, shares issued				21,491,475	21,370,280
F-3 Registration Statement [Member]
Maximum offering amount under registration statement			$ 100,000
Maximum number of shares for sale under registration statement			5,233,222
Prospectus Supplement Filed for Shelf Registration Statement Related to ATM Program [Member]
Maximum offering amount under registration statement		$ 2,300
Prospectus Supplement Amended for Shelf Registration Statement Related to ATM Program [Member]
Maximum offering amount under registration statement	$ 3,675
ATM Program [Member]
Number of common stock offered and sold under the ATM					214,828	182,297
Gross proceeds under the ATM					$ 354
Average (gross) price / share offered and sold under the ATM					$ 1.65
Number of common stock issued to settle the interest charged on the Amended & Restated Promissory Note				121,195	95,262